Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
The table below contains information about the relationship between compensation actually paid (“CAP”) to our CEO or to our non-CEO
NEOs as a group (the “NEO Group”), on the one hand, and our financial performance for the last three completed fiscal years, on the other hand. In accordance with SEC regulations, we determine CAP by taking the total compensation for each of the CEO and the NEO Group as reported in the Summary Compensation Table (“SCT”) that is part of this Proxy Statement and adjusting the amounts used for equity awards and pension values, as further described below. Despite the SEC’s use of the term compensation “actually” paid, the amount of compensation ultimately received by the CEO or the NEO Group may, in fact, be different from the amounts disclosed in the Pay Versus Performance Table.
The cumulative Total Stockholder Return (“TSR”) depicts a hypothetical $100 investment in our common stock using the closing price on June 30, 2020, and shows the value of that investment in each fiscal year shown in the table. We also show for comparison purposes a hypothetical $100 investment in the S&P 500 Healthcare Index using the same methodology.
“Budget-Based EBITDA” is our “company-selected measure,” as defined in SEC regulations, meaning that we have selected it as the most important financial performance measure used during fiscal 2023 to link CAP to our performance. We believe that Budget-Based EBITDA is a useful financial metric to assess our operating performance, including our ability to generate cash from operations sufficient to pay taxes, to service debt, and to undertake capital expenditures without consideration of non-cash
depreciation and amortization expense.
The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown. In addition, the group of individuals comprising the NEO Group differs year-to-year
and may also comprise different roles with different individual and market-based considerations impacting compensation decisions. Comparing the average total compensation from the SCT and the CAP average for the NEO Group year-over-year does not accurately reflect changes in these values for the same individuals. Please see our CD&A above for more information on our compensation philosophy and pay decisions for our NEOs.

							Value of Initial Fixed $100 Investment Based on
Fiscal Year (1)	SCT Total for CEO: A. Maselli ($)	SCT Total for Former CEO: J. Chiminski ($)	Compensation Actually Paid to CEO ($) (2)	Compensation Actually Paid to Former CEO ($) (2)	Average SCT Total for Other NEOs ($)	Average Compensation Actually Paid for Other NEOs ($) (3)	Catalent TSR ($)	S&P 500 Healthcare Index TSR ($) (4)	Net Earnings ($M) (5)	Budget- Based EBITDA ($M) (6)
2023	6,583,672	-	(1,127,981)	-	3,099,967	(4,012,430)	59	139	(232)	719
2022	-	12,407,517	-	19,222,011	2,457,531	3,069,841	146	132	499	1,289
2021	-	12,581,139	-	42,605,268	2,408,282	3,753,625	148	128	585	996

(1)	The CEO, former CEO, and the NEO Group included in the compensation columns above reflect the following:

Fiscal Year	CEO / Former CEO	NEO Group
2023	Alessandro Maselli	Thomas Castellano, Steven Fasman, Aristippos Gennadios, John Chiminski, Ricky Hopson, and Manja Boerman
2022	John Chiminski	Thomas Castellano, Steven Fasman, Alessandro Maselli, and Aristippos Gennadios
2021	John Chiminski	Thomas Castellano, Steven Fasman, Alessandro Maselli, Karen Flynn, and Wetteny Joseph

Mr. Chiminski served as CEO for each of fiscal 2022 and 2021, and Mr. Maselli served as CEO in fiscal 2023.

(2)
The dollar amounts reported represent CAP as computed in accordance with SEC regulations and reflects the following adjustments from the amounts reported as Total Compensation in the SCT to our current and former CEO for each year shown:

Adjustments to Determine Compensation Actually Paid for CEO and Former CEO (A)	2023 Maselli ($)	2022 Chiminski ($)	2021 Chiminski ($)
Total Reported in Summary Compensation Table	6,583,672	12,407,517	12,581,139
Less amounts reported under the “Stock Awards” column of the SCT for the covered year	(3,850,216)	(6,510,335)	(6,689,674)
Less amounts reported under the “Option Awards” column of the SCT for the covered year	(1,650,019)	(2,790,005)	(2,722,522)
Plus the fair value as of year-end for unvested equity-based awards granted during the covered year	1,568,145	12,933,481	16,740,024
Plus/Less the year-over-year increase or decrease in the fair value of equity-based awards granted in prior years	(3,751,271)	(297,239)	18,786,940
Plus the vest date fair value of equity-based awards that were granted and vested during the same covered year	-	-	337,070
Plus/Less the increase or decrease in fair value from prior fiscal year-end for equity-based awards that vested during the covered year	(28,291)	3,478,592	3,572,291
Less the fair value of equity-based awards at prior fiscal year-end granted in prior years that were forfeited during the year	-	-	-
Total Adjustments	(7,711,653)	6,814,494	30,024,129
Compensation Actually Paid	(1,127,981)	19,222,011	42,605,268

(A)	We did not report a change in pension value in the SCT for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.

(3)
The dollar amounts reported represent average CAP as computed in accordance with SEC regulations and reflects the following adjustments from the average of the amounts reported as Total Compensation reported in the SCT to our NEO Group for each fiscal year shown:

Adjustments to Determine Average Compensation Actually Paid for non-CEO NEOs (A)	2023 Average ($)	2022 Average ($)	2021 Average ($)
Average Total Reported in Summary Compensation Table	3,099,967	2,457,531	2,408,282
Less average amounts reported under the “Stock Awards” column of the SCT for the covered year	(1,887,672)	(915,212)	(617,230)
Less average amounts reported under the “Option Awards” column of the SCT for the covered year	(237,516)	(285,012)	(172,508)
Plus the average fair value as of year-end for unvested equity-based awards granted during the covered year	704,278	1,516,953	1,316,907
Plus/Less the average year-over-year increase or decrease in fair value of unvested equity-based awards granted in prior years	(5,001,908)	(42,790)	1,204,653
Plus the average vest date fair value of equity-based awards that were granted and vested during the same covered year	-	-	14,560
Plus/Less the average increase or decrease in fair value from prior fiscal year-end for equity-based awards that vested during the covered year	(141,860)	252,790	406,853
Less the average fair value of awards at prior fiscal year-end granted in prior years that were forfeited during the covered year	(547,718)	-	(807,891)
Total Average Adjustments	(7,112,397)	612,310	1,345,343
Average Compensation Actually Paid	(4,012,430)	3,069,841	3,753,625

(A)	We did not report a change in pension value in the SCT for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.

(4)
Reflects cumulative total stockholder return of the S&P 500 Healthcare Index (the “HCI”) as of June 30, 2023. The HCI is the peer group we use for the purpose of complying with Item 201(e) of Regulation
S-K
under the Exchange Act in our 2023 Annual Report.

(5)	We refer to net income as net earnings.

(6)
Budget-Based EBITDA is a
non-GAAP
financial measure and subject to important limitations. For a discussion of how this measure reconciles to our results reported under U.S. GAAP, please see the Appendix entitled
“Non-GAAP
Financial Measures,” beginning on page
A-1
of this Proxy Statement. See the CD&A for more information about our use of Budget-Based EBITDA in our executive compensation program.

Company Selected Measure Name	Budget-Based EBITDA
Named Executive Officers, Footnote
(1)	The CEO, former CEO, and the NEO Group included in the compensation columns above reflect the following:

Fiscal Year	CEO / Former CEO	NEO Group
2023	Alessandro Maselli	Thomas Castellano, Steven Fasman, Aristippos Gennadios, John Chiminski, Ricky Hopson, and Manja Boerman
2022	John Chiminski	Thomas Castellano, Steven Fasman, Alessandro Maselli, and Aristippos Gennadios
2021	John Chiminski	Thomas Castellano, Steven Fasman, Alessandro Maselli, Karen Flynn, and Wetteny Joseph

Mr. Chiminski served as CEO for each of fiscal 2022 and 2021, and Mr. Maselli served as CEO in fiscal 2023.

Peer Group Issuers, Footnote	Reflects cumulative total stockholder return of the S&P 500 Healthcare Index (the “HCI”) as of June 30, 2023. The HCI is the peer group we use for the purpose of complying with Item 201(e) of Regulation
S-K
	under the Exchange Act in our 2023 Annual Report.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent CAP as computed in accordance with SEC regulations and reflects the following adjustments from the amounts reported as Total Compensation in the SCT to our current and former CEO for each year shown:

Adjustments to Determine Compensation Actually Paid for CEO and Former CEO (A)	2023 Maselli ($)	2022 Chiminski ($)	2021 Chiminski ($)
Total Reported in Summary Compensation Table	6,583,672	12,407,517	12,581,139
Less amounts reported under the “Stock Awards” column of the SCT for the covered year	(3,850,216)	(6,510,335)	(6,689,674)
Less amounts reported under the “Option Awards” column of the SCT for the covered year	(1,650,019)	(2,790,005)	(2,722,522)
Plus the fair value as of year-end for unvested equity-based awards granted during the covered year	1,568,145	12,933,481	16,740,024
Plus/Less the year-over-year increase or decrease in the fair value of equity-based awards granted in prior years	(3,751,271)	(297,239)	18,786,940
Plus the vest date fair value of equity-based awards that were granted and vested during the same covered year	-	-	337,070
Plus/Less the increase or decrease in fair value from prior fiscal year-end for equity-based awards that vested during the covered year	(28,291)	3,478,592	3,572,291
Less the fair value of equity-based awards at prior fiscal year-end granted in prior years that were forfeited during the year	-	-	-
Total Adjustments	(7,711,653)	6,814,494	30,024,129
Compensation Actually Paid	(1,127,981)	19,222,011	42,605,268

(A)	We did not report a change in pension value in the SCT for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.

Non-PEO NEO Average Total Compensation Amount	$ 3,099,967	$ 2,457,531	$ 2,408,282
Non-PEO NEO Average Compensation Actually Paid Amount	$ (4,012,430)	3,069,841	3,753,625
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported represent average CAP as computed in accordance with SEC regulations and reflects the following adjustments from the average of the amounts reported as Total Compensation reported in the SCT to our NEO Group for each fiscal year shown:

Adjustments to Determine Average Compensation Actually Paid for non-CEO NEOs (A)	2023 Average ($)	2022 Average ($)	2021 Average ($)
Average Total Reported in Summary Compensation Table	3,099,967	2,457,531	2,408,282
Less average amounts reported under the “Stock Awards” column of the SCT for the covered year	(1,887,672)	(915,212)	(617,230)
Less average amounts reported under the “Option Awards” column of the SCT for the covered year	(237,516)	(285,012)	(172,508)
Plus the average fair value as of year-end for unvested equity-based awards granted during the covered year	704,278	1,516,953	1,316,907
Plus/Less the average year-over-year increase or decrease in fair value of unvested equity-based awards granted in prior years	(5,001,908)	(42,790)	1,204,653
Plus the average vest date fair value of equity-based awards that were granted and vested during the same covered year	-	-	14,560
Plus/Less the average increase or decrease in fair value from prior fiscal year-end for equity-based awards that vested during the covered year	(141,860)	252,790	406,853
Less the average fair value of awards at prior fiscal year-end granted in prior years that were forfeited during the covered year	(547,718)	-	(807,891)
Total Average Adjustments	(7,112,397)	612,310	1,345,343
Average Compensation Actually Paid	(4,012,430)	3,069,841	3,753,625

(A)	We did not report a change in pension value in the SCT for any of the years reflected in this table; therefore, a deduction from the SCT total related to pension value is not needed.

Compensation Actually Paid vs. Total Shareholder Return
The graph shown to the left illustrates the relationship between CAP for our CEO and the average CAP for our NEO Group (in each case, with CAP calculated as set forth above in accordance with SEC regulations) in the last three completed fiscal years and our cumulative TSR measured starting from June 30, 2020 for each covered fiscal year. This graph also shows the relationship between our TSR performance and the TSR performance of the Peer Group in the Pay Versus Performance Table (which, as explained above, is based on the HCI) over the same period.

Compensation Actually Paid vs. Net Income
The graph shown to the left illustrates the relationship between CAP for our CEO and the average CAP for our NEO Group (in each case, with CAP calculated as set forth above in accordance with SEC regulations) and our net earnings performance in the last three completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

The graph shown to the left illustrates the relationship between CAP for our CEO and the average CAP for our NEO Group (in each case, with CAP calculated as set forth above in accordance with SEC regulations) and the performance of our “company-selected measure,” Budget-Based EBITDA, in the last three completed fiscal years.

Total Shareholder Return Vs Peer Group
The graph shown to the left illustrates the relationship between CAP for our CEO and the average CAP for our NEO Group (in each case, with CAP calculated as set forth above in accordance with SEC regulations) in the last three completed fiscal years and our cumulative TSR measured starting from June 30, 2020 for each covered fiscal year. This graph also shows the relationship between our TSR performance and the TSR performance of the Peer Group in the Pay Versus Performance Table (which, as explained above, is based on the HCI) over the same period.

Tabular List, Table
UNRANKED TABULAR LIST OF IMPORTANT FINANCIAL PERFORMANCE MEASURES
The following table identifies the four most important financial performance measures used by the Compensation Committee to link the CAP to our NEOs in fiscal 2023 to our performance. Each of these measures and the role they had on compensation decisions for our NEOs is described in the CD&A above.

Most Important Performance Measures
Budget-Based EBITDA
Budget-Based Revenue
Adjusted Earnings per Share
Relative TSR

Total Shareholder Return Amount	$ 59	146	148
Peer Group Total Shareholder Return Amount	139	132	128
Net Income (Loss)	$ (232,000,000)	$ 499,000,000	$ 585,000,000
Company Selected Measure Amount	719,000,000	1,289,000,000	996,000,000
PEO Name	Alessandro Maselli
Measure:: 1
Pay vs Performance Disclosure
Name	Budget-Based EBITDA
Non-GAAP Measure Description	Budget-Based EBITDA is a
non-GAAP
financial measure and subject to important limitations. For a discussion of how this measure reconciles to our results reported under U.S. GAAP, please see the Appendix entitled
“Non-GAAP
Financial Measures,” beginning on page
A-1
	of this Proxy Statement. See the CD&A for more information about our use of Budget-Based EBITDA in our executive compensation program.
Measure:: 2
Pay vs Performance Disclosure
Name	Budget-Based Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Earnings per Share
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Alessandro Maselli [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,583,672	$ 0	$ 0
PEO Actually Paid Compensation Amount	(1,127,981)	0	0
John Chiminski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	12,407,517	12,581,139
PEO Actually Paid Compensation Amount	0	19,222,011	42,605,268
PEO | Alessandro Maselli [Member] | Less amounts reported under the Stock Awards column of the SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,850,216)
PEO | Alessandro Maselli [Member] | Less amounts reported under the Option Awards column of the SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,650,019)
PEO | Alessandro Maselli [Member] | Plus the fair value as of year end for unvested equity based awards granted during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,568,145
PEO | Alessandro Maselli [Member] | Plus Less the year over year increase or decrease in the fair value of equity based awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,751,271)
PEO | Alessandro Maselli [Member] | Plus the vest date fair value of equity based awards that were granted and vested during the same covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Alessandro Maselli [Member] | Plus Less the increase or decrease in fair value from prior fiscal year end for equity based awards that vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,291)
PEO | Alessandro Maselli [Member] | Less the fair value of equity based awards at prior fiscal yearend granted in prior years that were forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Alessandro Maselli [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,711,653)
PEO | John Chiminski [Member] | Less amounts reported under the Stock Awards column of the SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,510,335)	(6,689,674)
PEO | John Chiminski [Member] | Less amounts reported under the Option Awards column of the SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,790,005)	(2,722,522)
PEO | John Chiminski [Member] | Plus the fair value as of year end for unvested equity based awards granted during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,933,481	16,740,024
PEO | John Chiminski [Member] | Plus Less the year over year increase or decrease in the fair value of equity based awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(297,239)	18,786,940
PEO | John Chiminski [Member] | Plus the vest date fair value of equity based awards that were granted and vested during the same covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	337,070
PEO | John Chiminski [Member] | Plus Less the increase or decrease in fair value from prior fiscal year end for equity based awards that vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,478,592	3,572,291
PEO | John Chiminski [Member] | Less the fair value of equity based awards at prior fiscal yearend granted in prior years that were forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | John Chiminski [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,814,494	30,024,129
Non-PEO NEO | Less amounts reported under the Stock Awards column of the SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,887,672)	(915,212)	(617,230)
Non-PEO NEO | Less amounts reported under the Option Awards column of the SCT for the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(237,516)	(285,012)	(172,508)
Non-PEO NEO | Plus the fair value as of year end for unvested equity based awards granted during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	704,278	1,516,953	1,316,907
Non-PEO NEO | Plus Less the year over year increase or decrease in the fair value of equity based awards granted in prior years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,001,908)	(42,790)	1,204,653
Non-PEO NEO | Plus the vest date fair value of equity based awards that were granted and vested during the same covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	14,560
Non-PEO NEO | Plus Less the increase or decrease in fair value from prior fiscal year end for equity based awards that vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(141,860)	252,790	406,853
Non-PEO NEO | Less the fair value of equity based awards at prior fiscal yearend granted in prior years that were forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(547,718)	0	(807,891)
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,112,397)	$ 612,310	$ 1,345,343